Pioneer Corporate High Yield Fund

Schedule of Investments | May 31, 2019

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

Schedule of Investments | 5/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.8%
	CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
	Banks - 1.1%
92(a)	Bank of America Corp., 7.25%	$122,370
75(a)	Wells Fargo & Co., 7.5%	99,375
	Total Banks	$221,745
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $214,005)	$221,745
Principal Amount USD ($)		Value
	CONVERTIBLE CORPORATE BONDS - 1.1% of Net Assets
	Biotechnology - 0.3%
62,000	Insmed, Inc., 1.75%, 1/15/25	$58,257
	Total Biotechnology	$58,257
	Media - 0.4%
96,000	DISH Network Corp., 2.375%, 3/15/24	$83,286
	Total Media	$83,286
	Oil & Gas - 0.4%
84,000	Oasis Petroleum, Inc., 2.625%, 9/15/23	$75,600
	Total Oil & Gas	$75,600
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $232,045)	$217,143
	CORPORATE BONDS - 89.3% of Net Assets
	Advertising - 0.8%
181,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$165,615
	Total Advertising	$165,615
	Aerospace & Defense - 1.0%
100,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$97,470
38,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	36,849
61,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	58,522
	Total Aerospace & Defense	$192,841
	Agriculture - 0.2%
45,000	Darling Ingredients, Inc., 5.25%, 4/15/27 (144A)	$45,554
	Total Agriculture	$45,554
	Airlines - 0.5%
100,000	United Continental Holdings, Inc., 4.875%, 1/15/25	$99,250
	Total Airlines	$99,250
	Auto Parts & Equipment - 1.5%
204,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$193,800
119,000	Titan International, Inc., 6.5%, 11/30/23	101,968
	Total Auto Parts & Equipment	$295,768
	Banks - 4.4%
200,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$200,500
200,000(a)(b)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	200,644
95,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	79,563
90,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	74,925
121,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	113,589
200,000(a)(b)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	205,500
	Total Banks	$874,721
	Building Materials - 2.4%
125,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$121,562
70,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	69,913
80,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	80,800
99,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	100,066
94,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	96,350
	Total Building Materials	$468,691
	Chemicals - 4.7%
150,000	CF Industries, Inc., 5.375%, 3/15/44	$133,500
185,000	Chemours Co., 7.0%, 5/15/25	185,000
78,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	78,000
104,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	95,940
200,000	OCI NV, 6.625%, 4/15/23 (144A)	204,000
100,000	Olin Corp., 5.0%, 2/1/30	96,250
106,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	98,315
38,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	35,720
	Total Chemicals	$926,725
	Coal - 0.6%
116,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$114,260
	Total Coal	$114,260
	Commercial Services - 4.8%
167,000	Brink’s Co., 4.625%, 10/15/27 (144A)	$161,572
103,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	101,068
50,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	51,042
49,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	46,795
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	34,345
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	34,453
93,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	97,418
Principal Amount USD ($)		Value
	Commercial Services - (continued)
80,000	StoneMor Partners LP/Cornerstone Family Services WV, 7.875%, 6/1/21	$72,000
44,000	United Rentals North America, Inc., 5.25%, 1/15/30	43,120
188,000	United Rentals North America, Inc., 6.5%, 12/15/26	199,280
96,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	101,520
	Total Commercial Services	$942,613
	Computers - 0.3%
75,000	Western Digital Corp., 4.75%, 2/15/26	$71,120
	Total Computers	$71,120
	Distribution & Wholesale - 1.1%
200,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	$202,750
32,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	31,744
	Total Distribution & Wholesale	$234,494
	Diversified Financial Services - 3.2%
192,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$195,600
17,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	16,957
58,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	56,803
150,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	148,953
185,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	190,550
25,000	Springleaf Finance Corp., 6.625%, 1/15/28	25,313
	Total Diversified Financial Services	$634,176
	Electric - 1.7%
60,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$59,850
152,398	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	162,684
31,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	31,411
72,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	74,048
	Total Electric	$327,993
	Electronics - 0.3%
60,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$59,775
	Total Electronics	$59,775
	Engineering & Construction - 0.5%
100,000	MasTec, Inc., 4.875%, 3/15/23	$101,000
	Total Engineering & Construction	$101,000
	Entertainment – 1.9%
101,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$106,555
15,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	14,700
210,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	211,184
51,000	Scientific Games International, Inc., 10.0%, 12/1/22	53,486
	Total Entertainment	$385,925
	Environmental Control - 2.5%
100,000	Covanta Holding Corp., 6.0%, 1/1/27	$101,902
207,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	201,825
55,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	56,129
142,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	142,355
	Total Environmental Control	$502,211
	Food - 2.9%
98,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 5.75%, 3/15/25	$94,590
30,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.5%, 3/15/26 (144A)	31,350
148,000	Ingles Markets, Inc., 5.75%, 6/15/23	149,850
96,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	101,400
30,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	31,500
60,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)	60,357
135,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	120,825
	Total Food	$589,872
	Forest Products & Paper - 0.6%
110,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$111,375
	Total Forest Products & Paper	$111,375
	Healthcare-Services - 4.4%
115,000	Centene Corp., 5.375%, 6/1/26 (144A)	$119,278
55,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	52,371
80,000	Eagle Holding Co. II LLC, 7.75%, 5/15/22 (144A)	80,500
150,000	HCA, Inc., 5.375%, 2/1/25	156,518
29,000	HCA, Inc., 5.625%, 9/1/28	30,235
19,000	HCA, Inc., 5.875%, 2/1/29	20,164
100,000	Molina Healthcare, Inc., 5.375%, 11/15/22	101,970
114,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	120,598
103,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	104,545
98,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	99,318
	Total Healthcare-Services	$885,497
	Holding Companies-Diversified - 0.4%
80,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$77,896
	Total Holding Companies-Diversified	$77,896
	Home Builders - 3.9%
190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$176,700
179,000	KB Home, 7.625%, 5/15/23	194,886
192,000	Lennar Corp., 4.75%, 11/15/22	197,520
25,000	Meritage Homes Corp., 6.0%, 6/1/25	26,250
Principal Amount USD ($)		Value
	Home Builders - (continued)
189,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	$193,253
	Total Home Builders	$788,609
	Home Furnishings - 1.0%
194,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$194,485
	Total Home Furnishings	$194,485
	Insurance - 0.3%
70,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$70,700
	Total Insurance	$70,700
	Internet - 0.7%
136,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$138,040
	Total Internet	$138,040
	Iron & Steel - 0.6%
100,000	Commercial Metals Co., 5.375%, 7/15/27	$91,438
30,000	Commercial Metals Co., 5.75%, 4/15/26	29,362
	Total Iron & Steel	$120,800
	Leisure Time - 0.7%
96,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$97,680
50,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	48,625
	Total Leisure Time	$146,305
	Lodging - 0.3%
65,000	MGM Resorts International, 5.5%, 4/15/27	$65,609
	Total Lodging	$65,609
	Machinery-Diversified - 0.6%
111,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$117,937
	Total Machinery-Diversified	$117,937
	Media - 6.1%
200,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	$199,850
194,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	198,365
79,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	84,309
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	203,250
125,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	125,587
20,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	21,185
100,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	100,500
100,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	100,720
196,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	196,980
	Total Media	$1,230,746
	Metal Fabricate & Hardware - 0.5%
100,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$97,438
	Total Metal Fabricate & Hardware	$97,438
	Mining - 1.7%
200,000	Century Aluminum Co., 7.5%, 6/1/21 (144A)	$197,000
50,000	Coeur Mining, Inc., 5.875%, 6/1/24	43,703
98,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	98,735
	Total Mining	$339,438
	Miscellaneous Manufacturers - 1.6%
193,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$193,965
120,000	EnPro Industries, Inc., 5.75%, 10/15/26	120,600
	Total Miscellaneous Manufacturers	$314,565
	Oil & Gas - 8.2%
42,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	$41,693
85,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	81,281
122,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	96,227
170,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	152,575
70,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	68,425
200,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	201,760
142,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	137,459
150,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	148,128
202,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	206,040
144,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	133,200
80,000	SM Energy Co., 6.125%, 11/15/22	77,400
16,000	SM Energy Co., 6.75%, 9/15/26	14,288
62,000	Transocean Sentry Ltd., 5.375%, 5/15/23 (144A)	61,458
65,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	60,450
160,000	Whiting Petroleum Corp., 6.25%, 4/1/23	154,800
	Total Oil & Gas	$1,635,184
	Oil & Gas Services - 2.0%
100,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$102,750
90,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	91,125
194,000	FTS International, Inc., 6.25%, 5/1/22	183,330
34,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	34,723
	Total Oil & Gas Services	$411,928
	Packaging & Containers - 2.8%
200,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$198,040
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	140,625
117,000	Greif, Inc., 6.5%, 3/1/27 (144A)	117,585
Principal Amount USD ($)		Value
	Packaging & Containers - (continued)
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	$89,750
	Total Packaging & Containers	$546,000
	Pharmaceuticals – 2.9%
91,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$95,522
70,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	70,405
67,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	67,335
36,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	35,595
36,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	35,820
100,000	BioScrip, Inc., 8.875%, 2/15/21	99,750
96,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	98,280
80,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	77,400
	Total Pharmaceuticals	$580,107
	Pipelines - 5.9%
109,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$105,730
95,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	102,125
95,000	Cheniere Energy Partners LP, 5.625%, 10/1/26 (144A)	96,187
101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	99,738
20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	20,800
136,000	Energy Transfer Operating LP, 5.875%, 1/15/24	148,625
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,956
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	95,000
75,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	77,250
100,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	101,095
200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	202,000
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	96,220
27,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	28,119
	Total Pipelines	$1,178,845
	REITs - 0.5%
100,000	Iron Mountain, Inc., 5.75%, 8/15/24	$99,202
	Total REITs	$99,202
	Retail - 0.5%
93,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$93,581
	Total Retail	$93,581
	Software - 1.2%
146,000	First Data Corp., 5.0%, 1/15/24 (144A)	$149,194
33,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	28,635
56,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	56,422
	Total Software	$234,251
	Telecommunications - 6.6%
100,000	CenturyLink, Inc., 6.45%, 6/15/21	$104,000
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	125,169
100,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	96,000
75,000	Frontier Communications Corp., 11.0%, 9/15/25	47,250
150,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	149,292
150,000	Level 3 Financing, Inc., 5.375%, 5/1/25	150,188
185,000	Sprint Corp., 7.125%, 6/15/24	192,400
192,000	Sprint Corp., 7.25%, 9/15/21	201,840
50,000	Sprint Corp., 7.625%, 2/15/25	52,875
50,000	Sprint Corp., 7.625%, 3/1/26	52,975
100,000	T-Mobile USA, Inc., 4.75%, 2/1/28	99,094
40,000(d)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	39,900
	Total Telecommunications	$1,310,983
	TOTAL CORPORATE BONDS
	(Cost $18,003,278)	$17,822,125
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.6% of Net Assets*(c)
	Diversified & Conglomerate Service - 0.6%
117,037	Filtration Group Corp., Initial Dollar Term Loan, 5.439% (LIBOR + 300 bps), 3/29/25	$116,927
	Total Diversified & Conglomerate Service	$116,927
	Healthcare, Education & Childcare - 0.5%
91,810	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.93% (LIBOR + 450 bps), 11/16/25	$91,724
	Total Healthcare, Education & Childcare	$91,724
	Metals & Mining - 0.3%
54,588	Aleris International, Inc., Initial Term Loan, 7.189% (LIBOR + 475 bps), 2/27/23	$54,735
	Total Metals & Mining	$54,735
	Oil & Gas - 0.4%
95,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.189% (LIBOR + 675 bps), 10/29/25	$88,350
	Total Oil & Gas	$88,350
	Personal, Food & Miscellaneous Services - 0.4%
98,175	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	$79,931
	Total Personal, Food & Miscellaneous Services	$79,931
Principal Amount USD ($)		Value
	Retail - 0.4%
98,442	Neiman Marcus Group, Ltd. LLC, Other Term Loan, 5.717% (LIBOR + 325 bps), 10/25/20	$89,286
	Total Retail	$89,286
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $538,150)	$520,953
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 4.7% of Net Assets
950,000(e)	U.S. Treasury Bills, 6/11/19	$949,522
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $949,380)	$949,522
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.8%
	(Cost $19,936,858)	$19,731,488
	OTHER ASSETS AND LIABILITIES - 1.2%	$234,365
	NET ASSETS - 100.0%	$19,965,853

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2019, the value of these securities amounted to $10,653,818, or 53.4% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2019.

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2019.
(c)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2019.
(d)	Security is in default.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$221,745	$–	$–	$221,745
Convertible Corporate Bonds	–	217,143	–	217,143
Corporate Bonds	–	17,822,125	–	17,822,125
Senior Secured Floating Rate Loan Interests	–	520,953	–	520,953
U.S. Government and Agency Obligation	–	949,522	–	949,522
Total Investments in Securities	$221,745	$19,509,743	$–	$19,731,488

During the nine months ended May 31, 2019, there were no transfers between Levels 1, 2 and 3.